Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

Administrator Class and Investor Class

Supplement dated December 21, 2006, to the Prospectuses dated December 1, 2006.

This supplement contains important information about the Dividend Income Fund.

Dividend Income Fund

Effective immediately, Jennifer C. Newell, CFA is the sole portfolio manager for the Dividend Income Fund. The resulting changes to the Prospectuses are described below.

Under the Key Fund Information for the Dividend Income Fund on pages 8 of the Administrator Class Prospectus and page 8 of the Investor Class Prospectus the existing information for the portfolio managers is replaced with the following:

Portfolio Manager: Jennifer C. Newell, CFA

The “Portfolio Managers” section beginning on pages 40-41 of the Administrator Class Prospectus and page 33 of the Investor Class Prospectus is supplemented and replaced with the following:

Jennifer C. Newell, CFA

Dividend Income Fund since 2005

Ms. Newell is solely responsible for managing the Dividend Income Fund, which she had previously jointly managed from 2005 to 2006. Ms. Newell joined Wells Capital Management in 2003 as the senior portfolio manager of the Relative Yield Strategy managing institutional portfolios and mutual funds. Prior to joining Wells Capital Management, Ms. Newell managed portfolios for institutional and private clients and publicly-offered mutual funds at Newell Associates from 1992 until 2003, and also served as president of Newell Associates beginning in 1998. Education: B.S., Economics, Wheaton College, Massachusetts; M.B.A., Haas School of Business at the University of California, Berkeley.

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Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUNDSM

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE EQUITY INDEX FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

WELLS FARGO ADVANTAGE VALUE FUND

Class A, Class B, Class C, Class Z,

Administrator Class, Advisor Class, Institutional Class and Investor Class

Supplement dated December 21, 2006, to the Statement of Additional Information dated December 1, 2006.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

Dividend Income Fund

Effective immediately, Jennifer C. Newell, CFA will assume sole portfolio management responsibilities for the Fund. As a result of this change, the information under the “Portfolio Managers” section beginning on page 24, as it relates to the Portfolio Manager for the Dividend Income Fund, is deleted and replaced with the following information as of December 21, 2006:

The portfolio managers listed below manage the investment activities of the Fund on a day-to-day basis as follows:

Fund	Sub-Advisor	Portfolio Managers
Dividend Income	Wells Capital Management	Jennifer C. Newell, CFA

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